Summary of Significant Accounting Policies (Details 5) (Level 1, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Level 1
Fair Value Information
Fair value of money market accounts	$ 4.3	$ 5.3